245 Summer Street

Fidelity® Investments

Boston, MA 02210

January 3, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Charles Street Trust (the trust): File Nos. 002-73133 and 811-03221 Fidelity Global Balanced Fund (the fund)

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Retail Prospectus and Statements of Additional Information with respect to the above referenced retail fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.  This certification does not apply to the Fidelity Advisor Global Balanced Fund Prospectus.

Very truly yours,

/s/ Marc Bryant

Marc Bryant

Secretary of the Trust